PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited)
1
Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.9%
Australia : 6.1%
93,866
(1)
29Metals Ltd.
$ 30,926
0.0
91,660
(1)
Aeris Resources Ltd.
38,517
0.0
100,665
(1)
AIC Mines Ltd.
44,024
0.0
905,137
AMP Ltd.
1,059,659
0.2
29,884
Ansell Ltd.
677,535
0.1
160,204
(1)
Austal Ltd.
772,574
0.2
26,350
(1)
Australian Agricultural
Co. Ltd.
24,954
0.0
103,998  Australian Clinical Labs
Ltd.
197,184
0.1
25,775  Australian Ethical
Investment Ltd.
82,004
0.0
14,383
Autosports Group Ltd.
38,122
0.0
50,207
Bank of Queensland Ltd.
236,468
0.1
147,087
Beach Energy Ltd.
126,074
0.0
27,873
Beacon Minerals Ltd.
84,054
0.0
102,198  Bendigo & Adelaide Bank
Ltd.
778,217
0.2
91,920
Bravura Solutions Ltd.
130,410
0.0
86,369
(1)
Capricorn Metals Ltd.
808,968
0.2
1,070  Cedar Woods Properties
Ltd.
6,031
0.0
81,971
Charter Hall Group
1,305,405
0.3
17,080  Clinuvel Pharmaceuticals
Ltd.
130,433
0.0
10,833
Codan Ltd.
285,252
0.1
1,146,657
(1)(2)
Core Lithium Ltd.
183,642
0.1
522,961
(3)
Coronado Global
Resources, Inc.
147,239
0.0
14,127
Cuscal Ltd.
41,896
0.0
6,962
(1)(4)
DGL Group Ltd./Au
2,594
0.0
125,993
Downer EDI Ltd.
702,616
0.1
133,061
(1)
Emeco Holdings Ltd.
121,644
0.0
6,765
Energy One Ltd.
78,319
0.0
88,398
(1)
Genesis Minerals Ltd.
436,509
0.1
16,365  GR Engineering Services
Ltd.
49,260
0.0
11,910
GrainCorp Ltd. - Class A
59,722
0.0
32,679
Helia Group Ltd.
132,139
0.0
22,825
Helloworld Travel Ltd.
32,115
0.0
156,949
Horizon Oil Ltd.
24,591
0.0
11,286
(1)
IGO Ltd.
64,513
0.0
2,942
Jumbo Interactive Ltd.
20,998
0.0
111,537
Lindsay Australia Ltd.
51,704
0.0
352,652
Macmahon Holdings Ltd.
159,197
0.0
162,578  Magellan Financial Group
Ltd.
982,846
0.2
20,083  Mayfield Group Holdings
Ltd.
43,213
0.0
15,995
(1)
Mayne Pharma Group
Ltd.
31,140
0.0
15,219
(1)
Megaport Ltd.
121,531
0.0
82,435
(1)
Metals X Ltd.
73,581
0.0
10,681
MotorCycle Holdings Ltd.
20,602
0.0
84,053
(1)
Nanosonics Ltd.
226,959
0.1
28,563
NRW Holdings Ltd.
103,062
0.0
1,805
Objective Corp. Ltd.
18,892
0.0
150,504
OceanaGold Corp.
4,876,610
0.9
18,504
(1)
OFX Group Ltd.
6,440
0.0
97,191
Orica Ltd.
1,731,380
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
110,614
(1)
Paladin Energy Ltd.
$ 1,037,100
0.2
63,070
Perenti Ltd.
121,417
0.0
399,504
Perseus Mining Ltd.
1,538,687
0.3
897,310
Ramelius Resources Ltd.
2,763,547
0.5
77,120
Regis Healthcare Ltd.
361,581
0.1
365,148
Regis Resources Ltd.
1,903,243
0.4
359,555
(1)
Resolute Mining Ltd.
322,097
0.1
126,735
(1)
Sandfire Resources Ltd.
1,719,671
0.3
19,657
Shape Australia Pty Ltd.
91,209
0.0
456,563
(1)
Silver Mines Ltd.
75,829
0.0
12,107  SKS Technologies Group
Ltd.
29,655
0.0
49,267
SRG Global Ltd.
103,312
0.0
236,249
Tabcorp Holdings Ltd.
145,028
0.0
158,538
(1)
Vault Minerals Ltd.
606,689
0.1
343,763  Ventia Services Group
Pty Ltd.
1,376,757
0.3
197,379
(1)
Virgin Australia Holdings
Ltd.
430,202
0.1
58,149
(1)
Vysarn Ltd.
32,444
0.0
11,413
Wagners Holding Co. Ltd.
28,452
0.0
226,881
(1)
West African Resources
Ltd.
549,710
0.1
267,592
Whitehaven Coal Ltd.
1,634,892
0.3
3,704
(1)
Zimplats Holdings Ltd.
57,579
0.0
32,330,866
6.1
Austria : 0.3%
3,699
DO & Co. AG
864,648
0.2
2,954
(1)
FACC AG
39,543
0.0
1,253
Mayr Melnhof Karton AG
142,011
0.0
1,609
Palfinger AG
69,139
0.0
7,838
Porr AG
322,362
0.1
12,237  UNIQA Insurance Group
AG
226,838
0.0
1,664,541
0.3
Belgium : 0.6%
533
Cie d'Entreprises CFE
5,775
0.0
16,943
Colruyt Group N.V
649,901
0.1
12,365
Deceuninck NV
33,799
0.0
2,056
Fagron
54,051
0.0
535
Jensen-Group NV
39,952
0.0
4,934
(1)
Materialise NV, ADR
27,186
0.0
2,112
Tessenderlo Group SA
68,507
0.0
94,591
Umicore SA
2,248,653
0.5
489
(2)
Wereldhave Belgium
Comm VA
31,532
0.0
3,159,356
0.6
Brazil : 0.1%
159,200
C&A MODAS SA
362,399
0.1
32,587  Guararapes Confeccoes
S.A.
60,372
0.0
33,264
Karoon Energy Ltd.
39,380
0.0
462,151
0.1
Canada : 9.6%
24,700
Aecon Group, Inc.
640,333
0.1
4,300  AGF Management Ltd. -
Class B
57,316
0.0
217,053  Algonquin Power &
Utilities Corp.
1,425,075
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
45,700
Amerigo Resources Ltd.
$ 186,606
0.0
35,885
(1)
Aritzia, Inc.
2,828,581
0.5
151,000
B2Gold Corp.
735,233
0.1
163,593
(1)
Bausch Health Cos., Inc.
938,318
0.2
34,352
Bird Construction, Inc.
760,883
0.2
16,900  Black Diamond Group
Ltd.
204,788
0.0
20,211  Boardwalk Real Estate
Investment Trust
1,021,942
0.2
11,500
(1)(2)
Bonterra Energy Corp.
41,975
0.0
29,891
Boralex, Inc. - Class A
554,289
0.1
2,900  Boston Pizza Royalties
Income Fund
49,837
0.0
27,557  Canaccord Genuity
Group, Inc.
240,022
0.1
28,875
(1)
Canada Goose Holdings,
Inc.
351,120
0.1
5,121
Canada Packers, Inc.
60,061
0.0
190,600
(1)
Capstone Copper Corp.
2,112,256
0.4
3,655
(1)
Celestica, Inc.
1,027,072
0.2
25,939
Centerra Gold, Inc.
434,523
0.1
165,154  CES Energy Solutions
Corp.
1,722,313
0.3
4,742
Chorus Aviation, Inc.
74,004
0.0
600
Cogeco, Inc.
29,426
0.0
10,789  Colliers International
Group, Inc.
1,474,546
0.3
5,500
(1)
Coveo Solutions, Inc.
24,639
0.0
2,900
(1)
D2L, Inc.
23,151
0.0
7,500
(1)
D-BOX Technologies, Inc.
4,517
0.0
117,442
DPM Metals, Inc.
4,097,727
0.8
7,016  DREAM Unlimited Corp.
- Class A
101,042
0.0
137,124
Enerflex Ltd.
2,516,600
0.5
35,354
Enghouse Systems Ltd.
485,788
0.1
15,600
(1)
Ensign Energy Services,
Inc.
36,089
0.0
3,700
Evertz Technologies Ltd.
39,292
0.0
10,508
Exco Technologies Ltd.
53,943
0.0
25,208
Extendicare, Inc.
429,313
0.1
42,614
Finning International, Inc.
2,672,353
0.5
105,900
(1)
Fortuna Mining Corp.
1,035,940
0.2
14,164
Gildan Activewear, Inc.
920,273
0.2
74,000
(1)
GoGold Resources, Inc.
173,363
0.0
7,200  Granite Real Estate
Investment Trust
464,525
0.1
17,400
Groupe Dynamite, Inc.
905,748
0.2
193,426  Headwater Exploration,
Inc.
1,562,579
0.3
3,614
(1)
High Arctic Energy
Services, Inc.
2,309
0.0
201,665
Hudbay Minerals, Inc.
4,776,335
0.9
1,852  Information Services
Corp.
59,301
0.0
7,503
(1)
Kinaxis, Inc.
757,656
0.1
1,600
Leon's Furniture Ltd.
32,337
0.0
19,475  Martinrea International,
Inc.
138,877
0.0
2,200  Melcor Developments
Ltd.
26,206
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
30,813
Methanex Corp.
$ 1,470,217
0.3
1,400
Morguard Corp.
121,323
0.0
8,800  Neo Performance
Materials, Inc.
123,826
0.0
5,100
Orla Mining Ltd.
76,932
0.0
25,158  Paramount Resources
Ltd. - Class A
474,467
0.1
20,200
Parex Resources, Inc.
299,666
0.1
20,915
Pason Systems, Inc.
185,396
0.0
5,900  Polaris Renewable
Energy, Inc.
52,819
0.0
9,200  Primaris Real Estate
Investment Trust
111,820
0.0
87,838
Quebecor, Inc. - Class B
3,204,137
0.6
26,034
Russel Metals, Inc.
922,514
0.2
8,000
(1)
Source Energy Services
Ltd.
101,641
0.0
31,900  StorageVault Canada,
Inc.
116,200
0.0
88,100
Surge Energy, Inc.
477,493
0.1
2,000
TECSYS, Inc.
38,336
0.0
10,900
(1)
Thinkific Labs, Inc.
16,250
0.0
58,626
Thor Explorations Ltd.
67,166
0.0
28,600  Torex Gold Resources,
Inc.
1,376,598
0.3
19,400  Total Energy Services,
Inc.
234,940
0.1
17,300
Trican Well Service Ltd.
88,809
0.0
107,828
Vermilion Energy, Inc.
1,042,130
0.2
1,100
Wajax Corp.
22,838
0.0
223,795
Whitecap Resources, Inc.
2,041,298
0.4
50,977,238
9.6
China : 1.4%
33,347
(1)
ATRenew, Inc., ADR
196,080
0.1
20,481
(1)
Baozun, Inc., ADR
54,889
0.0
80,750  Beijing Chunlizhengda
Medical Instruments Co.
Ltd. - Class H
146,675
0.0
336,100  C&S Paper Co. Ltd. -
Class A
394,329
0.1
102,800  Canny Elevator Co. Ltd.
- Class A
119,437
0.0
78,000
Chervon Holdings Ltd.
241,026
0.1
244,000
China Foods Ltd.
135,242
0.0
127,600
(1)
China Leon Inspection
Holding Ltd.
34,301
0.0
102,000
China Lilang Ltd.
43,740
0.0
1,908,000
(1)
China Ruyi Holdings Ltd.
527,693
0.1
106,000
CIMC Enric Holdings Ltd.
150,341
0.0
70,500
(1)
Daheng New Epoch
Technology, Inc. - Class A
154,493
0.0
108,000  Edvantage Group
Holdings Ltd.
20,883
0.0
51,500  EEKA Fashion Holdings
Ltd.
46,608
0.0
111,072
(1)
Ever Reach Group
Holdings Co. Ltd.
3,057
0.0
691,406  Fountain SET Holdings
Ltd.
61,068
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
233,000  Goodbaby International
Holdings Ltd.
$ 32,222
0.0
144,900  Guangdong Vanward
New Electric Co. Ltd. -
Class A
209,149
0.1
86,000  Harbin Electric Co. Ltd. -
Class H
218,454
0.1
38,913
Hello Group, Inc., ADR
265,387
0.1
28,276
(1)
Henan Jinma Energy Co.
Ltd. - Class H
4,126
0.0
5,318  JinkoSolar Holding Co.
Ltd., ADR
136,300
0.0
11,660  LexinFintech Holdings
Ltd., ADR
33,231
0.0
170,100  Nanjing Kangni
Mechanical & Electrical
Co. Ltd. - Class A
174,080
0.0
113,500  NetDragon Websoft
Holdings Ltd.
145,981
0.0
1,057,000  Nexteer Automotive
Group Ltd.
901,727
0.2
26,786  Novogene Co. Ltd. -
Class A
60,335
0.0
18,600  Opple Lighting Co. Ltd. -
Class A
54,204
0.0
31,758
Pacific Online Ltd.
1,319
0.0
94,851
(1)
Road King Infrastructure
Ltd.
8,495
0.0
189,700  Shanghai Zijiang
Enterprise Group Co. Ltd.
- Class A
210,094
0.1
48,800
Silvercorp Metals, Inc.
491,351
0.1
321,180  Tang Palace China
Holdings Ltd.
8,634
0.0
316,000
(2)
Tiangong International
Co. Ltd.
138,046
0.0
60,623
(1)
Tongda Group Holdings
Ltd.
28,868
0.0
140,800
Tongdao Liepin Group
67,864
0.0
239,200
Vatti Corp. Ltd. - Class A
216,819
0.1
9,714  Viomi Technology Co.
Ltd., ADR
12,920
0.0
899,000  Wanda Hotel
Development Co. Ltd.
10,730
0.0
27,660
Waterdrop, Inc., ADR
45,639
0.0
136,800  Xiamen Jihong
Technology Co. Ltd. -
Class A
390,296
0.1
319,000
(4)
Xiwang Special Steel Co.
Ltd.
—
—
273,800  Yixintang Pharmaceutical
Group Co. Ltd. - Class A
553,870
0.1
6,920
(1)(2)
Youdao, Inc., ADR
71,968
0.0
119,814  Zengame Technology
Holding Ltd.
36,775
0.0
117,500  Zhejiang Hailide New
Material Co. Ltd. - Class
A
125,034
0.0
150,300  Zhejiang Semir Garment
Co. Ltd. - Class A
119,891
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
37,520
(1)
Zhihu, Inc., ADR
$ 141,450
0.0
7,245,121
1.4
Denmark : 2.1%
6,560
(1)
ALK-Abello A/S
216,767
0.0
42,557
(1)
Bavarian Nordic A/S
1,296,682
0.3
14,910
D/S Norden A/S
673,490
0.1
14,100
FLSmidth & Co. A/S
1,208,634
0.2
37,921
ISS A/S
1,438,142
0.3
22,602
Jyske Bank A/S, Reg
3,289,190
0.6
156  MT Hoejgaard Holding
A/S
13,643
0.0
16,310
(1)(3)
Netcompany Group A/S
860,822
0.2
1,070
(1)
NKT A/S
139,942
0.0
82
(1)
North Media A/S
599
0.0
2,193
Per Aarsleff Holding A/S
312,728
0.1
13,706
Royal Unibrew A/S
1,291,306
0.2
1,323
Skjern Bank
65,044
0.0
4,135  Sparekassen Sjaelland-
Fyn A/S
244,972
0.1
11,051,961
2.1
Finland : 1.2%
30  Alandsbanken Abp -
Class B
1,682
0.0
9,890
Anora Group Oyj
50,468
0.0
12,365
Cargotec Oyj - Class B
734,748
0.1
22,045
F-Secure Oyj
49,333
0.0
4,809
Kalmar Oyj - Class B
245,874
0.1
32,044
Konecranes Oyj
3,773,585
0.7
3,199
Marimekko Oyj
48,811
0.0
694
Olvi Oyj - Class A
27,556
0.0
20,414
Oriola Oyj - Class B
28,223
0.0
11,410
Orion Oyj - Class B
943,589
0.2
39
Ponsse Oyj
1,183
0.0
3
Relais Group Oyj
61
0.0
6,993
Sanoma Oyj
79,996
0.0
4,221
Scanfil Oyj
56,679
0.0
19,580
(3)
Terveystalo Oyj
235,291
0.1
454
Vaisala Oyj - Class A
22,581
0.0
8,994
(1)
Verkkokauppa.com Oyj
41,556
0.0
6,341,216
1.2
France : 5.6%
26,580
(1)
Alstom SA
848,660
0.2
73,491
(3)
Ayvens SA
1,065,463
0.2
3,044
Bonduelle SCA
38,174
0.0
1,288
Carmila SA
24,923
0.0
18,985
Covivio SA/France
1,212,879
0.2
21,348
(1)
Criteo SA, ADR
409,241
0.1
21,861
Eiffage SA
3,242,158
0.6
9,004
(1)(3)
Elior Group SA
30,384
0.0
47,469
Elis SA
1,378,242
0.3
3,568
Esso SA Francaise
199,078
0.0
19,264  Etablissements Maurel et
Prom SA
150,527
0.0
73,126
(1)
Forvia SE
1,193,963
0.2
1,265  Gaztransport Et
Technigaz SA
272,543
0.1
4,792
GL Events
182,697
0.0
17,652
Ipsen SA
2,883,735
0.5
3,700
IPSOS
156,968
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
7,621
Kaufman & Broad SA
$ 283,565
0.1
151,998
Klepierre SA
5,855,500
1.1
3,166
LISI SA
200,715
0.0
193,026
Louis Hachette Group
379,684
0.1
698
Neurones
33,341
0.0
17,498
Opmobility
335,258
0.1
27,163
Rexel SA
1,138,285
0.2
11,962
(1)(3)
SMCP SA
86,959
0.0
492
Societe LDC SADIR
55,164
0.0
5,099  Sopra Steria Group
SACA
931,413
0.2
33,642
SPIE SA
1,843,384
0.4
1,221
Synergie SE
44,433
0.0
57,660
Technip Energies NV
2,259,671
0.4
2,455
Television Francaise 1 SA
23,728
0.0
29,511
(1)
Ubisoft Entertainment SA
152,254
0.0
71,069
Valeo
992,581
0.2
240
Vetoquinol SA
24,725
0.0
4,204
Vicat SACA
389,546
0.1
2,568
Virbac SA
1,070,523
0.2
2,154
(1)
Viridien
325,837
0.1
365
Wendel SE
35,262
0.0
29,751,463
5.6
Germany : 5.7%
290
AlzChem Group AG
53,017
0.0
1,910
Atoss Software AG
220,126
0.0
7,477
Aurubis AG
1,411,917
0.3
15,890
Bechtle AG
823,617
0.2
316
Bijou Brigitte AG
16,219
0.0
14,182
Bilfinger SE
1,987,030
0.4
171  Cewe Stiftung & Co.
KGaA
20,482
0.0
8,706  CTS Eventim AG & Co.
KGaA
731,664
0.1
188,800
Deutsche Lufthansa AG
1,944,925
0.4
80,884
Deutz AG
1,035,781
0.2
16,145
Duerr AG
430,321
0.1
23,539
(3)
DWS Group GmbH & Co.
KGaA
1,723,394
0.3
2,891
Eckert & Ziegler SE
51,182
0.0
1,074
Elmos Semiconductor SE
146,156
0.0
1,411
flatexDEGIRO AG
68,828
0.0
33,626
Freenet AG
1,214,212
0.2
2,113  Friedrich Vorwerk Group
SE
226,991
0.1
51,195
GEA Group AG
3,660,600
0.7
2,629
Hochtief AG
1,102,461
0.2
1,973  Hornbach Holding AG &
Co. KGaA
188,530
0.0
1,828
Indus Holding AG
69,553
0.0
1,481
(3)
JOST Werke SE
109,848
0.0
11,877
KION Group AG
838,933
0.2
750
Krones AG
120,690
0.0
1,201
Nagarro SE
100,936
0.0
71,653
(1)
Nordex SE
2,868,740
0.5
1,300
(1)
Pfisterer Holding SE
112,477
0.0
14,083
Salzgitter AG
755,714
0.2
44,847
Schaeffler AG
528,932
0.1
11,327
(3)
Scout24 SE
1,127,735
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
6,570
(1)(2)
SMA Solar Technology
AG
$ 285,816
0.1
14,602
(2)
SUSS MicroTec SE
858,876
0.2
78,226
TAG Immobilien AG
1,327,136
0.3
90,667
thyssenkrupp AG
1,208,662
0.2
9,724
(1)
Trivago NV, ADR
27,811
0.0
136,133
(1)
TUI AG
1,451,459
0.3
44,152
(1)(3)
Zalando SE
1,269,612
0.2
30,120,383
5.7
Greece : 0.1%
3,521
Danaos Corp.
364,248
0.1
1,589
Piraeus Port Authority SA
74,964
0.0
29,864
(1)
StealthGas, Inc.
230,849
0.0
7,911  Thrace Plastics Holding
and Co.
39,688
0.0
11,724  Trade Estates Real
Estate Investment SA
27,794
0.0
737,543
0.1
Guatemala : 0.3%
26,776  Millicom International
Cellular SA
1,634,139
0.3
Guernsey : 0.1%
56,302
Super Group SGHC Ltd.
533,180
0.1
Hong Kong : 0.1%
204,478
Build King Holdings Ltd.
36,644
0.0
80,000  Computer & Technologies
Holdings Ltd.
14,951
0.0
1,703
Computime Group Ltd.
105
0.0
232,000
(1)
Hop Fung Group
Holdings Ltd.
2,049
0.0
14,087  Johnson Electric Holdings
Ltd.
48,523
0.0
33,822  Lung Kee Bermuda
Holdings
6,315
0.0
223,367
(1)
Midland Holdings Ltd.
86,960
0.0
53,000  Modern Dental Group
Ltd.
39,946
0.0
1,211,244  Singamas Container
Holdings Ltd.
99,230
0.0
222,000
(1)
Skyworth Group Ltd.
202,148
0.1
31,565
Sun Hung Kai & Co. Ltd.
17,355
0.0
87,000
(2)
TS Lines Ltd.
99,784
0.0
175,138  Vedan International
Holdings Ltd.
15,021
0.0
15,840
(1)
Wai Kee Holdings Ltd.
1,825
0.0
670,856
0.1
India : 0.1%
48,727
Gateway Distriparks Ltd.
31,076
0.0
25,620
(4)
Geodesic Ltd.
—
—
6,832  Great Eastern Shipping
Co. Ltd.
89,401
0.0
3,323  Gulf Oil Lubricants India
Ltd.
39,404
0.0
16,685
Natco Pharma Ltd.
151,809
0.1
21,379
(4)
Varun Industries Ltd.
—
—
2,046
(1)
Venus Remedies Ltd.
18,243
0.0
329,933
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia : 0.1%
1,323,800  Bank Pembangunan
Daerah Jawa Timur Tbk
PT
$ 43,772
0.0
406,900
(1)
Champ Resto Indonesia
Tbk PT
13,003
0.0
57,500
First Resources Ltd.
96,716
0.1
375,700  Golden Agri-Resources
Ltd.
85,283
0.0
672,600  IMC Pelita Logistik Tbk
PT
14,666
0.0
503,300  Indonesia Kendaraan
Terminal Tbk PT
39,131
0.0
24,432
(1)
Indo-Rama Synthetics
Tbk PT
4,624
0.0
2,860,600
(1)
Media Nusantara Citra
Tbk PT
42,669
0.0
339,864
0.1
Ireland : 0.3%
10,540
(1)
Amarin Corp. PLC, ADR
157,257
0.0
396,182
Cairn Homes PLC
979,030
0.2
1,836  COSMO Pharmaceuticals
NV
275,299
0.1
20,425
Origin Enterprises PLC
100,959
0.0
1,512,545
0.3
Israel : 0.8%
15,333
(1)
Allot Ltd.
150,723
0.1
3,236  Analyst IMS Investment
Management Services
Ltd.
163,593
0.1
5,270
(4)
B Communications Ltd.
45,055
0.0
4,917
(1)
Brainsway Ltd., ADR
114,960
0.0
62,556
(1)
Cognyte Software Ltd.
564,881
0.1
307
(1)
IES Holdings Ltd.
43,125
0.0
3,042  Ituran Location and
Control Ltd.
135,764
0.0
11,142
Max Stock Ltd.
100,565
0.0
431
(1)
Neto ME Holdings Ltd.
37,102
0.0
8,437
(1)
Nexxen International Ltd.
52,141
0.0
3,380  One Software
Technologies Ltd.
97,164
0.0
8,413  Partner Communications
Co. Ltd.
102,228
0.0
1,916
(1)
RADCOM Ltd.
24,027
0.0
17,629
(1)
Radware Ltd.
425,740
0.1
412,964
(1)
Taboola.com Ltd.
1,651,856
0.3
8,952  Tel Aviv Stock Exchange
Ltd.
343,939
0.1
4,052,863
0.8
Italy : 3.7%
701,865
A2A SpA
2,117,395
0.4
8,581
ACEA SpA
239,173
0.1
16,374
(1)
Aquafil SpA
27,844
0.0
11,848
Ascopiave SpA
47,259
0.0
5,271
Avio SpA
216,938
0.0
34,880
Azimut Holding SpA
1,473,474
0.3
16,072
Banca Generali SpA
1,082,937
0.2
21,071
Banca IFIS SpA
686,164
0.1
135,364
(1)
CIR SpA-Compagnie
Industriali
112,199
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
16,503  Coca-Cola HBC AG -
Class DI
$ 896,269
0.2
25,026  d'Amico International
Shipping SA
176,766
0.0
6,422  Danieli & C Officine
Meccaniche SpA
331,321
0.1
18,332
Datalogic SpA
90,322
0.0
30,419
De' Longhi SpA
1,344,744
0.3
3,484
(1)
Digital Bros SpA
53,612
0.0
13,709
El.En. SpA
224,444
0.1
18,326
(3)
Enav SpA
105,770
0.0
11,953
Esprinet SpA
87,969
0.0
10,022
Fiera Milano SpA
82,682
0.0
3,218  Fine Foods &
Pharmaceuticals NTM
38,526
0.0
254,754
Hera SpA
1,260,708
0.2
478,901
Iren SpA
1,532,892
0.3
37,612
Lottomatica Group SpA
925,188
0.2
103,256
Maire Tecnimont SpA
1,804,132
0.3
89,554  MFE-MediaForEurope
NV - Class A
334,066
0.1
8,240
Orsero SpA
190,267
0.0
157,009
(3)
OVS SpA
887,471
0.2
8,355
(2)
Piquadro SpA
25,254
0.0
7,062
Reply SpA
925,853
0.2
21,078
(1)
Safilo Group SpA
53,427
0.0
22
(1)
Somec SpA
362
0.0
28,068
(3)
Technogym SpA
586,144
0.1
18,752
(1)
Technoprobe SpA
348,004
0.1
559,577
(1)
Tesmec SpA
107,416
0.0
71,481
(1)
TREVI - Finanziaria
Industriale SpA
59,324
0.0
299,020
Webuild SpA
1,238,519
0.2
19,714,835
3.7
Ivory Coast : 0.7%
64,187
Endeavour Mining PLC
3,562,191
0.7
Japan : 20.6%
6,100
77 Bank Ltd.
335,009
0.1
4,600  A&D HOLON Holdings
Co. Ltd.
67,950
0.0
2,200
ABHotel Co. Ltd.
22,353
0.0
3,000
Achilles Corp.
28,269
0.0
27,200
Adastria Co. Ltd.
489,507
0.1
3,600
Ad-sol Nissin Corp.
41,108
0.0
5,800
Adways, Inc.
9,885
0.0
12,300  AEON Financial Service
Co. Ltd.
134,263
0.0
4,700
Ahresty Corp.
25,162
0.0
12,600  Aichi Financial Group,
Inc.
447,057
0.1
8,500
Aichi Steel Corp.
169,258
0.0
786
Aichi Tokei Denki Co. Ltd.
14,173
0.0
7,900
Aida Engineering Ltd.
61,196
0.0
1,200
Aidma Holdings, Inc.
16,532
0.0
1,000
Aiphone Co. Ltd.
19,215
0.0
3,400
Airtrip Corp.
16,268
0.0
10,300
Aisan Industry Co. Ltd.
146,606
0.0
5,400
AIT Corp.
78,332
0.0
2,900
Akatsuki, Inc.
47,745
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,800
Akita Bank Ltd.
$ 92,013
0.0
39,800
Allied Telesis Holdings KK
81,824
0.0
1,200
Alpha Systems, Inc.
29,396
0.0
3,600
AlphaPolis Co. Ltd.
36,390
0.0
12,000
Alps Alpine Co. Ltd.
157,175
0.0
3,000
Amano Corp.
76,139
0.0
6,300
Anest Iwata Corp.
67,362
0.0
90,300
Anritsu Corp.
1,251,285
0.3
30,300
Anycolor, Inc.
864,963
0.2
3,400  Arakawa Chemical
Industries Ltd.
28,923
0.0
1,600
Arata Corp.
31,921
0.0
3,648
Arealink Co. Ltd.
26,215
0.0
4,000
Argo Graphics, Inc.
37,254
0.0
2,000
Artience Co. Ltd.
47,949
0.0
11,700
Artner Co. Ltd.
156,881
0.0
1,600
As One Corp.
24,034
0.0
9,800  Asahi Diamond Industrial
Co. Ltd.
57,354
0.0
2,600
ASAHI YUKIZAI Corp.
90,843
0.0
1,400  ASKA Pharmaceutical
Holdings Co. Ltd.
22,640
0.0
12,500
Atrae, Inc.
56,084
0.0
8,200
Aucnet, Inc.
109,047
0.0
1,400
Aval Data Corp.
26,771
0.0
16,600
Avant Group Corp.
176,352
0.0
6,700
Avex, Inc.
51,854
0.0
9,200
Awa Bank Ltd.
309,369
0.1
6,400
Axial Retailing, Inc.
48,060
0.0
83,900
Azbil Corp.
734,268
0.2
6,000  Bando Chemical
Industries Ltd.
78,601
0.0
1,500
Bank of Iwate Ltd.
59,325
0.0
2,100
Bank of Nagoya Ltd.
66,542
0.0
2,800
Bank of Saga Ltd.
83,344
0.0
5,000
Bank of the Ryukyus Ltd.
71,341
0.0
16,200  Bell System24 Holdings,
Inc.
150,220
0.0
19,300
BIPROGY, Inc.
640,941
0.1
4,100
Bunka Shutter Co. Ltd.
53,608
0.0
5,200  Business Brain Showa-
Ota, Inc.
113,037
0.0
18,000  Business Engineering
Corp.
166,881
0.0
600
C Uyemura & Co. Ltd.
69,388
0.0
6,000  Central Automotive
Products Ltd.
81,127
0.0
6,500
Central Glass Co. Ltd.
153,230
0.0
1,500  Central Security Patrols
Co. Ltd.
28,289
0.0
1,300
Chiyoda Integre Co. Ltd.
27,811
0.0
2,200  Chuetsu Pulp & Paper
Co. Ltd.
28,692
0.0
10,500
Citizen Watch Co. Ltd.
92,801
0.0
1,500
CMC Corp.
17,225
0.0
14,600
Comture Corp.
153,313
0.0
1,800
Core Corp.
26,746
0.0
55,400
Credit Saison Co. Ltd.
1,495,695
0.3
6,600
Creek & River Co. Ltd.
64,951
0.0
7,700
CTS Co. Ltd.
50,782
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
54,500
Curves Holdings Co. Ltd.
$ 262,848
0.1
2,900
Cybertrust Japan Co. Ltd.
23,602
0.0
6,300
Cybozu, Inc.
97,162
0.0
96,100
Daicel Corp.
907,203
0.2
6,700  Daihatsu Diesel
Manufacturing Co. Ltd.
106,537
0.0
7,600
Dai-Ichi Cutter Kogyo KK
67,683
0.0
1,400  Dainichiseika Color &
Chemicals Manufacturing
Co. Ltd.
39,435
0.0
2,100
Daiseki Co. Ltd.
47,199
0.0
6,600
Daishinku Corp.
25,143
0.0
5,400  Daito Pharmaceutical
Co. Ltd.
46,616
0.0
11,430
Daitron Co. Ltd.
187,380
0.1
2,400
Daiwa Industries Ltd.
24,136
0.0
2,000  Daiwabo Holdings Co.
Ltd.
39,332
0.0
48,000
Dentsu Soken, Inc.
756,628
0.2
3,900
Digital Arts, Inc.
141,647
0.0
6,600  Digital Hearts Holdings
Co. Ltd.
39,280
0.0
8,800  Digital Information
Technologies Corp.
72,432
0.0
9,700
dip Corp.
128,743
0.0
9,900
Doshisha Co. Ltd.
206,961
0.1
6,300
Double Standard, Inc.
68,573
0.0
14,000  Doutor Nichires Holdings
Co. Ltd.
255,105
0.1
89,528
DTS Corp.
729,339
0.2
49,800
Ebara Corp.
1,507,687
0.3
6,600
Ebase Co. Ltd.
18,638
0.0
3,600
Ehime Bank Ltd.
39,599
0.0
27,000
Eiken Chemical Co. Ltd.
418,116
0.1
6,200
Elan Corp.
26,883
0.0
7,500
Elecom Co. Ltd.
80,153
0.0
22,700
en Japan, Inc.
210,950
0.1
2,100
Enplas Corp.
123,440
0.0
4,700
Entrust, Inc.
34,250
0.0
4,400
eSOL Co. Ltd.
14,962
0.0
700
Exedy Corp.
25,795
0.0
5,100
Fibergate, Inc./Japan
22,825
0.0
4,100
First Bank of Toyama Ltd.
59,057
0.0
18,800
Food & Life Cos. Ltd.
1,027,044
0.2
2,400
FTGroup Co. Ltd.
19,897
0.0
39,800
Fuji Corp./Aichi
980,547
0.2
11,000
Fuji Pharma Co. Ltd.
135,941
0.0
6,400  Fuji Seal International,
Inc.
132,356
0.0
7,900
Fujikura Kasei Co. Ltd.
38,049
0.0
2,100
Fujimi, Inc.
37,121
0.0
42,200
Fujimori Kogyo Co. Ltd.
317,739
0.1
2,200
Fukuda Denshi Co. Ltd.
120,634
0.0
3,000  Fukushima Galilei Co.
Ltd.
74,837
0.0
2,875  FULLCAST Holdings Co.
Ltd.
31,300
0.0
5,300  Funai Soken Holdings,
Inc.
38,418
0.0
19,400
Furyu Corp.
129,454
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,200  Fuso Pharmaceutical
Industries Ltd.
$ 76,490
0.0
8,500
Futaba Industrial Co. Ltd.
57,191
0.0
22,700
Future Corp.
278,557
0.1
13,200
Gakken Holdings Co. Ltd.
89,462
0.0
3,500  Gamecard-Joyco
Holdings, Inc.
68,095
0.0
3,200
Gecoss Corp.
32,791
0.0
16,100
Glory Ltd.
419,370
0.1
1,500  GMO GlobalSign
Holdings KK
21,861
0.0
6,000
Greens Co. Ltd.
81,951
0.0
45,700
GS Yuasa Corp.
1,063,828
0.2
13,900
(1)
GungHo Online
Entertainment, Inc.
236,244
0.1
3,700
Hanwa Co. Ltd.
188,160
0.1
7,000
Happinet Corp.
125,394
0.0
11,200
Heiwa Corp.
146,711
0.0
6,400
Hennge KK
48,042
0.0
2,200
Hioki EE Corp.
87,618
0.0
2,300  Hirano Tecseed Co. Ltd./
Kinzoku
27,388
0.0
4,400
Hirata Corp.
73,114
0.0
10,100  Hisamitsu Pharmaceutical
Co., Inc.
416,072
0.1
4,000  Hito Communications
Holdings, Inc.
24,804
0.0
1,600
Hochiki Corp.
51,173
0.0
4,400  Hodogaya Chemical Co.
Ltd.
64,975
0.0
24,500
Hokkaido Gas Co. Ltd.
130,557
0.0
2,400
Hokkan Holdings Ltd.
36,252
0.0
2,300  Hokko Chemical Industry
Co. Ltd.
26,062
0.0
1,500  Hokuriku Electric Industry
Co. Ltd.
29,346
0.0
8,400
Horiba Ltd.
996,288
0.2
11,200
Hyakujushi Bank Ltd.
605,618
0.1
46,100
Ibiden Co. Ltd.
2,430,151
0.5
21,900
IBJ, Inc.
102,429
0.0
19,100
Ichikoh Industries Ltd.
63,552
0.0
3,100
ID Holdings Corp.
40,103
0.0
2,400
Idec Corp./Japan
44,731
0.0
1,700
I'll, Inc.
27,290
0.0
6,400  Inaba Denki Sangyo Co.
Ltd.
106,600
0.0
2,500  Inaba Seisakusho Co.
Ltd.
25,830
0.0
98,700  INFRONEER Holdings,
Inc.
1,478,289
0.3
377
ISB Corp.
4,424
0.0
1,700  Ishihara Chemical Co.
Ltd.
25,459
0.0
2,800  Ishihara Sangyo Kaisha
Ltd.
53,160
0.0
9,400
Itoki Corp.
158,543
0.0
4,300
IwaiCosmo Holdings, Inc.
96,770
0.0
44,400
J Trust Co. Ltd.
140,334
0.0
8,400
JAC Recruitment Co. Ltd.
53,755
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
9,700  Japan Aviation
Electronics Industry Ltd.
$ 151,546
0.0
4,300  Japan Electronic
Materials Corp.
132,652
0.0
1,569  Japan Hotel REIT
Investment Corp.
843,569
0.2
27,900
Japan Lifeline Co. Ltd.
278,684
0.1
9,500
Japan Material Co. Ltd.
110,168
0.0
16,500  Japan Medical Dynamic
Marketing, Inc.
51,929
0.0
16,100  Japan System
Techniques Co. Ltd.
252,641
0.1
13,600
JBCC Holdings, Inc.
131,001
0.0
3,300
JCU Corp.
120,623
0.0
5,100
Jeol Ltd.
205,749
0.1
2,800
JFE Systems, Inc.
41,061
0.0
6,600
JK Holdings Co. Ltd.
61,187
0.0
13,600
Joshin Denki Co. Ltd.
241,561
0.1
5,500
J-Stream, Inc.
12,839
0.0
12,500  Juroku Financial Group,
Inc.
664,687
0.1
5,500
Justsystems Corp.
169,877
0.0
400
JUTEC Holdings Corp.
4,140
0.0
16,800
JVCKenwood Corp.
136,549
0.0
4,100
Kaga Electronics Co. Ltd.
102,967
0.0
243
Kamei Corp.
4,852
0.0
11,500  Kanamic Network Co.
Ltd.
36,697
0.0
3,600
Kanamoto Co. Ltd.
86,828
0.0
46,700
Kandenko Co. Ltd.
1,681,312
0.3
25,200
Kaneka Corp.
764,161
0.2
4,800  KAWADA
TECHNOLOGIES, Inc.
145,363
0.0
8,500
KEIWA, Inc.
72,976
0.0
34,000
Keiyo Bank Ltd.
408,514
0.1
3,000  Kenko Mayonnaise Co.
Ltd.
38,894
0.0
692
KFC Ltd.
7,110
0.0
4,520
Kimura Unity Co. Ltd.
26,735
0.0
26,500
Kinden Corp.
1,172,624
0.2
1,179
Kitagawa Corp.
13,500
0.0
5,300
Kita-Nippon Bank Ltd.
161,024
0.0
11,100
Kitz Corp.
144,872
0.0
1,500
Kiyo Bank Ltd.
36,633
0.0
2,000
(1)
KNT-CT Holdings Co. Ltd.
22,589
0.0
4,700  Koa Shoji Holdings Co.
Ltd.
25,520
0.0
4,000  Koike Sanso Kogyo Co.
Ltd.
48,586
0.0
2,800  Komatsu Wall Industry
Co. Ltd.
51,387
0.0
9,900
Komeri Co. Ltd.
211,254
0.1
4,500
Komori Corp.
48,845
0.0
98,100
Konica Minolta, Inc.
429,408
0.1
2,300
Konishi Co. Ltd.
19,402
0.0
2,000  Konoike Transport Co.
Ltd.
43,046
0.0
17,900  KPP Group Holdings Co.
Ltd.
102,306
0.0
24,800
K's Holdings Corp.
257,917
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
3,100
Kuriyama Holdings Corp.
$ 34,091
0.0
6,700
KYORIN Holdings, Inc.
70,321
0.0
86,500  Kyushu Electric Power
Co., Inc.
962,910
0.2
5,100  Kyushu Leasing Service
Co. Ltd., GMTN
47,442
0.0
2,100
Life Corp.
34,656
0.0
100,100
LIFULL Co. Ltd.
113,672
0.0
6,100
Link And Motivation, Inc.
19,877
0.0
5,200
Lintec Corp.
160,434
0.0
68,200
Lion Corp.
730,211
0.2
2,000
Look Holdings, Inc.
31,922
0.0
9,500  M&A Capital Partners
Co. Ltd.
193,504
0.1
2,900
Maezawa Industries, Inc.
39,380
0.0
1,500
Makiya Co. Ltd.
12,060
0.0
19,100
Mani, Inc.
188,437
0.1
1,600
MarkLines Co. Ltd.
16,170
0.0
500  Maruzen Showa Unyu
Co. Ltd.
27,201
0.0
22,200
Marvelous, Inc.
68,918
0.0
12,800  Matching Service Japan
Co. Ltd.
87,147
0.0
11,200
Matsuoka Corp.
183,349
0.0
1,400
Max Co. Ltd.
59,201
0.0
21,300
Maxell Ltd.
306,422
0.1
12,700
MCJ Co. Ltd.
129,418
0.0
275,500  Mebuki Financial Group,
Inc.
2,078,426
0.4
4,500
Media Do Co. Ltd.
47,733
0.0
5,647  Medical System Network
Co. Ltd.
19,005
0.0
26,400
Meidensha Corp.
1,034,626
0.2
19,100  MEITEC Group Holdings,
Inc.
427,246
0.1
3,400
Melco Holdings, Inc.
99,013
0.0
9,200
Members Co. Ltd.
84,066
0.0
3,000
METAWATER Co. Ltd.
64,256
0.0
9,600
Mitani Sangyo Co. Ltd.
37,448
0.0
15,800
Mito Securities Co. Ltd.
61,527
0.0
13,500
Mitsuba Corp.
114,086
0.0
26,800
Mitsui E&S Co. Ltd.
1,190,967
0.2
20,800  Mitsui Mining & Smelting
Co. Ltd.
2,714,585
0.5
1,900
Miyazaki Bank Ltd.
95,770
0.0
5,400
Mizuno Corp.
111,878
0.0
2,000
MORESCO Corp.
24,467
0.0
30,300  Morinaga Milk Industry
Co. Ltd.
782,465
0.2
1,400  Moriroku Holdings Co.
Ltd.
21,996
0.0
4,900
Morita Holdings Corp.
88,887
0.0
1,675
Murakami Corp.
70,321
0.0
9,600
Musashino Bank Ltd.
342,612
0.1
1,900
Mutoh Holdings Co. Ltd.
36,563
0.0
2,000
Nachi-Fujikoshi Corp.
63,315
0.0
6,800
Nakabayashi Co. Ltd.
25,923
0.0
15,400
Nakanishi, Inc.
215,924
0.1
10,287
Nakano Corp./Tokyo
84,167
0.0
9,300
Nanto Bank Ltd.
401,377
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,400
Nanyo Corp.
$ 23,259
0.0
2,900
NEOJAPAN, Inc.
33,419
0.0
1,000  New Cosmos Electric
Co. Ltd.
26,959
0.0
36,100
Nextage Co. Ltd.
764,786
0.2
68,800
NHK Spring Co. Ltd.
1,250,350
0.3
3,000
(2)
Nicca Chemical Co. Ltd.
31,305
0.0
5,200
Nichiban Co. Ltd.
66,026
0.0
3,200
Nihon Denkei Co. Ltd.
48,827
0.0
1,600
(2)
Nihon Falcom Corp.
16,682
0.0
8,200
Nihon Kohden Corp.
90,908
0.0
8,500  Nihon M&A Center
Holdings, Inc.
39,038
0.0
2,700
Nihon Trim Co. Ltd.
83,630
0.0
29,800  Nippon Electric Glass
Co. Ltd.
1,296,002
0.3
34,300
Nippon Kayaku Co. Ltd.
398,623
0.1
4,400  Nippon Light Metal
Holdings Co. Ltd.
77,625
0.0
55,500
Nippon Shinyaku Co. Ltd.
1,852,585
0.4
13,000  Nippon Thompson Co.
Ltd.
77,311
0.0
66,878
Niraku GC Holdings, Inc.
1,721
0.0
4,200
Nishio Holdings Co. Ltd.
130,474
0.0
28,000
Nissan Chemical Corp.
965,146
0.2
54,818  Nissan Tokyo Sales
Holdings Co. Ltd.
187,017
0.1
900  Nissei ASB Machine Co.
Ltd.
36,584
0.0
3,300
Nissha Co. Ltd.
26,681
0.0
8,531  Nisshin Group Holdings
Co. Ltd.
44,521
0.0
68,000
Nisshinbo Holdings, Inc.
630,471
0.1
13,900
Nisso Holdings Co. Ltd.
62,240
0.0
143,400
Nissui Corp.
1,208,869
0.2
3,400
Nitta Gelatin, Inc.
27,665
0.0
23,200
Nitto Boseki Co. Ltd.
2,214,067
0.4
8,800
Nitto Kogyo Corp.
235,423
0.1
13,000
Nitto Seiko Co. Ltd.
60,645
0.0
23,700
Nomura Co. Ltd.
209,481
0.1
7,200
Noritz Corp.
96,267
0.0
14,600
NSD Co. Ltd.
306,429
0.1
2,100
NSW, Inc./Japan
33,571
0.0
103,600
NTN Corp.
248,302
0.1
2,500  Odawara Engineering
Co. Ltd.
35,223
0.0
10,900
Ogaki Kyoritsu Bank Ltd.
398,101
0.1
3,100
Ohara, Inc.
21,476
0.0
1,600
OIE Sangyo Co. Ltd.
26,444
0.0
4,600
Oiles Corp.
72,360
0.0
1,300
Oita Bank Ltd.
68,975
0.0
14,300
Okabe Co. Ltd.
88,233
0.0
12,100
Okamura Corp.
185,712
0.0
6,400  Okinawa Financial Group,
Inc.
218,015
0.1
2,700
Onoken Co. Ltd.
24,875
0.0
52,200
Onward Holdings Co. Ltd.
247,555
0.1
13,900  Open House Group Co.
Ltd.
817,901
0.2
4,700
(1)
Optim Corp.
15,122
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
18,600
Optorun Co. Ltd.
$ 245,468
0.1
7,800
Oro Co. Ltd.
106,002
0.0
5,300  Osaka Organic Chemical
Industry Ltd.
139,413
0.0
5,800
Osaki Electric Co. Ltd.
46,606
0.0
57,700  PAL GROUP Holdings
Co. Ltd.
619,335
0.1
11,400
PALTAC Corp.
356,753
0.1
16,000
Parker Corp.
153,143
0.0
2,200
PCA Corp.
27,628
0.0
5,700
Pegasus Co. Ltd.
26,756
0.0
6,000
(1)
PIA Corp.
103,588
0.0
15,900
Pilot Corp.
499,907
0.1
10,900  Pole To Win Holdings,
Inc.
22,305
0.0
2,100
PR Times Corp.
35,897
0.0
56,100  Prestige International,
Inc.
251,426
0.1
8,128
Procrea Holdings, Inc.
140,910
0.0
100
Pronexus, Inc.
749
0.0
7,300
QB Net Holdings Co. Ltd.
65,589
0.0
2,800
Qol Holdings Co. Ltd.
38,449
0.0
12,300
Raito Kogyo Co. Ltd.
278,131
0.1
26,100
Rakus Co. Ltd.
148,544
0.0
69,900
Resorttrust, Inc.
814,515
0.2
2,400  Rheon Automatic
Machinery Co. Ltd.
23,888
0.0
11,500
Riken Technos Corp.
123,960
0.0
6,100
Riken Vitamin Co. Ltd.
122,644
0.0
8,200
Riso Kagaku Corp.
64,740
0.0
1,600
Roland Corp.
39,493
0.0
4,500
Sac's Bar Holdings, Inc.
23,693
0.0
1,000  Saison Information
Systems Co. Ltd.
16,070
0.0
2,100
Sakata INX Corp.
32,204
0.0
1,500
Sakata Seed Corp.
39,455
0.0
2,900  San ju San Financial
Group, Inc.
94,083
0.0
10,400
San-Ai Obbli Co. Ltd.
147,797
0.0
5,900
Sangetsu Corp.
120,446
0.0
5,700
San-In Godo Bank Ltd.
58,307
0.0
5,900
Sanko Gosei Ltd.
36,762
0.0
80,700
Sankyo Co. Ltd.
1,262,353
0.3
2,138
Sankyo Frontier Co. Ltd.
29,408
0.0
12,300
Sankyu, Inc.
732,777
0.2
22,600
(1)
Sansan, Inc.
218,399
0.1
18,100  Sansha Electric
Manufacturing Co. Ltd.
118,763
0.0
71,200  Santen Pharmaceutical
Co. Ltd.
800,974
0.2
51,200
Sanwa Holdings Corp.
1,159,747
0.2
3,200  Sanyo Chemical
Industries Ltd.
114,322
0.0
2,100
Sanyo Denki Co. Ltd.
56,464
0.0
2,700  Sanyo Engineering &
Construction, Inc.
24,677
0.0
73,500  Sawai Group Holdings
Co. Ltd.
1,127,398
0.2
1,900
Saxa Holdings, Inc.
81,001
0.0
12,900
Scroll Corp.
108,755
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
6,800
Seed Co. Ltd./Tokyo
$ 25,425
0.0
1,700
Seiko Electric Co. Ltd.
24,392
0.0
1,100
Seiko Group Corp.
54,950
0.0
6,600
(1)
Sekisui Kasei Co. Ltd.
18,035
0.0
2,100
SEMITEC Corp.
32,668
0.0
16,300
SERAKU Co. Ltd.
174,808
0.0
4,100
Seria Co. Ltd.
97,419
0.0
4,200
(1)
Serverworks Co. Ltd.
54,664
0.0
3,100  Shibaura Machine Co.
Ltd.
85,345
0.0
400  Shibaura Mechatronics
Corp.
60,303
0.0
1,100
Shibuya Corp.
25,050
0.0
17,700
(1)
SHIFT, Inc.
83,914
0.0
7,600
Shikoku Bank Ltd.
100,178
0.0
9,500
Shimizu Bank Ltd.
154,296
0.0
4,200
(2)
Shin Maint Holdings Co.
Ltd.
33,128
0.0
10,100  Shin-Etsu Polymer Co.
Ltd.
131,932
0.0
4,300  Shinnihonseiyaku Co.
Ltd.
57,205
0.0
35,200  Ship Healthcare Holdings,
Inc.
580,232
0.1
5,500
Shizuki Electric Co., Inc.
32,472
0.0
22,300
Shofu, Inc.
265,561
0.1
1,800
SMK Corp.
32,343
0.0
34,700
SMS Co. Ltd.
367,217
0.1
7,700
Softcreate Holdings Corp.
103,317
0.0
11,138  Soken Chemical &
Engineering Co. Ltd.
203,170
0.1
4,600
Soliton Systems KK
58,160
0.0
7,300
Startia Holdings, Inc.
132,794
0.0
34,700
Sugi Holdings Co. Ltd.
797,992
0.2
23,500  Sumitomo Bakelite Co.
Ltd.
827,669
0.2
14,200
(1)
Sumitomo Pharma Co.
Ltd.
211,311
0.1
5,300  Sun Frontier Fudousan
Co. Ltd.
84,070
0.0
54,000
(1)
Sun*, Inc.
158,779
0.0
5,300  Suzuken Co. Ltd./Aichi
Japan
213,641
0.1
15,700
SWCC Corp.
1,170,140
0.2
8,400
System Support, Inc.
75,919
0.0
24,100
Systena Corp.
79,084
0.0
1,100
T. RAD Co. Ltd.
60,746
0.0
2,690
Tachikawa Corp.
33,636
0.0
3,700
Tadano Ltd.
27,345
0.0
26,700
Taiheiyo Cement Corp.
733,699
0.2
9,800
Taiho Kogyo Co. Ltd.
53,702
0.0
2,800
Taiko Bank Ltd.
42,971
0.0
1,600
Taisei Lamick Co. Ltd.
26,709
0.0
8,500
Takaoka Toko Co. Ltd.
254,097
0.1
7,200
Takara & Co. Ltd.
197,566
0.1
7,500  Takasago International
Corp.
73,236
0.0
2,900
Taoka Chemical Co. Ltd.
21,238
0.0
18,000
TechMatrix Corp.
246,198
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,900  Teikoku Electric
Manufacturing Co. Ltd.
$ 57,155
0.0
2,200
Temairazu, Inc.
44,197
0.0
1,500
Terasaki Electric Co. Ltd.
42,958
0.0
4,500
TKC Corp.
118,319
0.0
2,300
Tocalo Co. Ltd.
38,479
0.0
41,500
Tochigi Bank Ltd.
225,128
0.1
2,700  Togami Electric
Manufacturing Co. Ltd.
81,721
0.0
109,300
Toho Bank Ltd.
425,656
0.1
2,900
Tokai Corp./Gifu
46,226
0.0
1,300  Tokyo Kiraboshi Financial
Group, Inc.
84,876
0.0
38,600  Tokyo Ohka Kogyo Co.
Ltd.
1,821,980
0.4
15,700
Tokyo Seimitsu Co. Ltd.
1,422,430
0.3
46,100
Tokyo Tatemono Co. Ltd.
1,084,836
0.2
34,500  Tokyu Construction Co.
Ltd.
285,081
0.1
133,900  Tokyu Fudosan Holdings
Corp.
1,239,849
0.2
11,100
Toli Corp.
54,718
0.0
67,200
TOMONY Holdings, Inc.
380,318
0.1
2,500
Topy Industries Ltd.
50,668
0.0
8,800
Toshiba TEC Corp.
147,990
0.0
6,600
Tosho Co. Ltd.
31,926
0.0
5,800
Totech Corp.
150,916
0.0
2,600
Totetsu Kogyo Co. Ltd.
78,285
0.0
13,600
Towa Bank Ltd.
101,490
0.0
27,600  Towa Pharmaceutical
Co. Ltd.
642,820
0.1
3,700
Toyo Denki Seizo KK
47,647
0.0
6,400
Toyo Kanetsu KK
110,191
0.0
14,800
Toyo Suisan Kaisha Ltd.
1,056,669
0.2
42,100
Toyo Tire Corp.
1,134,583
0.2
45,000
Toyoda Gosei Co. Ltd.
1,222,555
0.2
5,500
Toyota Boshoku Corp.
92,356
0.0
5,000
TPR Co. Ltd.
43,453
0.0
11,700
Transcosmos, Inc.
285,331
0.1
18,300
TRE Holdings Corp.
203,081
0.1
12,200
Trusco Nakayama Corp.
192,815
0.1
7,900
TS Tech Co. Ltd.
97,052
0.0
36,700
Tsubakimoto Chain Co.
562,973
0.1
7,100
Tsugami Corp.
147,675
0.0
7,300  Tsukada Global Holdings,
Inc.
26,892
0.0
15,200
Tsukuba Bank Ltd.
50,264
0.0
31,800
Tsumura & Co.
840,628
0.2
7,800
TYK Corp./Tokyo
31,145
0.0
11,800
Ubicom Holdings, Inc.
79,252
0.0
5,500
Uchida Yoko Co. Ltd.
73,934
0.0
6,900
ULS Group, Inc.
25,439
0.0
5,500
Unipres Corp.
48,647
0.0
1,500
UNIRITA, Inc.
19,189
0.0
5,200
United Arrows Ltd.
80,959
0.0
2,300
Ushio, Inc.
41,346
0.0
9,100
Valor Holdings Co. Ltd.
206,029
0.1
17,600
ValueCommerce Co. Ltd.
73,785
0.0
8,000
Vector, Inc.
75,681
0.0
6,800
(1)
Visional, Inc.
374,748
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
22,924
Vital KSK Holdings, Inc.
$ 208,147
0.1
10,600
VT Holdings Co. Ltd.
37,261
0.0
43,600
Wacom Co. Ltd.
211,287
0.1
1,300
Wadakohsan Corp.
14,584
0.0
600
WDB coco Co. Ltd.
10,757
0.0
4,600
WingArc1st, Inc.
96,918
0.0
3,500
Xebio Holdings Co. Ltd.
24,373
0.0
8,000
YAMABIKO Corp.
166,544
0.0
2,300  YAMADA Consulting
Group Co. Ltd.
25,746
0.0
3,500
Yamagata Bank Ltd.
50,104
0.0
95,200  Yamaguchi Financial
Group, Inc.
1,516,435
0.3
10,500  Yamaichi Electronics Co.
Ltd.
399,046
0.1
1,600  Yamanashi Chuo Bank
Ltd.
49,103
0.0
9,000
Yamazen Corp.
83,010
0.0
20,700
Yokowo Co. Ltd.
294,840
0.1
73
Yorozu Corp.
481
0.0
1,600
Yoshicon Co. Ltd.
30,179
0.0
9,500
Yossix Holdings Co. Ltd.
193,211
0.1
1,800
Yuasa Trading Co. Ltd.
65,971
0.0
8,200
Yurtec Corp.
144,174
0.0
3,400  Yushin Precision
Equipment Co. Ltd.
16,736
0.0
7,100
Zenrin Co. Ltd.
48,157
0.0
8,400
Zeon Corp.
102,647
0.0
31,300  ZERIA Pharmaceutical
Co. Ltd.
415,419
0.1
16,700
ZIGExN Co. Ltd.
50,631
0.0
7,800
Zuken, Inc.
243,185
0.1
109,363,439
20.6
Liechtenstein : 0.0%
2,027  Liechtensteinische
Landesbank AG
252,769
0.0
Luxembourg : 0.2%
12,257
Eurofins Scientific SE
991,509
0.2
15,150
SES SA
124,087
0.0
1,115,596
0.2
Malaysia : 0.1%
249,300  CCK Consolidated
Holdings BHD
86,009
0.0
2,194
CSC Steel Holdings Bhd
817
0.0
608,500
Hibiscus Petroleum Bhd
240,399
0.1
220,500  Leong Hup International
Bhd
44,257
0.0
3,414  MKH Oil Palm East
Kalimantan Bhd
533
0.0
105,500
Scicom MSC Bhd
42,286
0.0
196,600
Spritzer BHD
145,697
0.0
46
Uchi Technologies Bhd
36
0.0
100,400
Wasco Bhd
23,503
0.0
583,537
0.1
Malta : 0.0%
3,219
(2)
Kambi Group PLC
42,502
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico : 0.0%
20,048  Megacable Holdings SAB
de CV
$ 70,379
0.0
Monaco : 0.0%
2,575
Costamare, Inc.
43,208
0.0
Netherlands : 2.3%
6,989  AMG Critical Materials
NV
298,989
0.1
18,908
ASR Nederland NV
1,373,306
0.3
8,372  BE Semiconductor
Industries NV
1,629,560
0.3
5,312
Corbion NV
127,591
0.0
39,277
(3)
CTP NV
856,269
0.2
9,845
(3)
Euronext NV
1,378,834
0.3
2,801
(1)
Flow Traders Ltd.
91,124
0.0
12,019
ForFarmers NV
79,485
0.0
31,973
Havas NV
660,628
0.1
2,967
Kendrion NV
52,266
0.0
258,307  Koninklijke BAM Groep
NV
2,709,058
0.5
9,335
Koninklijke Heijmans N.V
760,622
0.2
551
Nedap NV
56,874
0.0
326,834
(1)
Pharming Group NV
666,348
0.1
31,851
SBM Offshore NV
1,144,100
0.2
2,219  Van Lanschot Kempen
NV
134,559
0.0
12,019,613
2.3
New Zealand : 0.1%
17,406  Channel Infrastructure
NZ Ltd.
30,497
0.0
4,684  Hallenstein Glasson
Holdings Ltd.
27,971
0.0
44,872  Heartland Group
Holdings Ltd.
32,556
0.0
60,592
(1)
Ryman Healthcare Ltd.
101,551
0.0
51,430  SKY Network Television
Ltd.
103,298
0.1
295,873
0.1
Nigeria : 0.0%
7,826
(1)
IHS Holding Ltd.
62,530
0.0
Norway : 0.6%
29,187  ABG Sundal Collier
Holding ASA
24,518
0.0
2,658
Bonheur ASA
69,580
0.0
170
Bouvet ASA
1,027
0.0
31,972
Deep Value Driller AS
72,205
0.0
38,183
DOF Group ASA
446,897
0.1
18,568
Kitron ASA
159,599
0.1
4,392
(3)
Klaveness Combination
Carriers ASA
40,361
0.0
233,824  MPC Container Ships
ASA
453,156
0.1
15,728
Norconsult Norge AS
74,169
0.0
532,166  Norwegian Air Shuttle
ASA
898,278
0.2
3,970
Odfjell SE - Class A
56,006
0.0
31,777
(1)
OKEA ASA
77,464
0.0
91,865
SATS ASA
382,887
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway (continued)
1,938
SpareBank 1 Nord Norge
$ 29,545
0.0
2,721
Sparebank 1 Oestlandet
55,310
0.0
1,592
Sparebanken More
18,151
0.0
2,084  Wilh Wilhelmsen Holding
ASA - Class A
148,231
0.0
3,137
Zalaris ASA
29,056
0.0
3,036,440
0.6
Peru : 0.0%
41,854
Ferreycorp SAA
50,678
0.0
Philippines : 0.0%
17,390
Ginebra San Miguel, Inc.
85,945
0.0
1,081,000
Megaworld Corp.
40,323
0.0
527,000
Nickel Asia Corp.
48,242
0.0
174,510
0.0
Poland : 0.3%
1,937
Amica SA
32,710
0.0
4,943
(1)
Arctic Paper SA
11,311
0.0
1,875  Asseco South Eastern
Europe SA
39,527
0.0
1,206
BNPP Bank Polska SA
49,635
0.0
116,962
Enea SA
722,268
0.2
2,181
NEWAG SA
76,485
0.0
102
Stalprodukt SA
7,522
0.0
3,626
TEN Square Games SA
117,059
0.0
25,744
(3)
XTB SA
613,560
0.1
1,670,077
0.3
Portugal : 0.1%
2,961
Ibersol SGPS SA
37,380
0.0
5,195
(2)
Mota-Engil SGPS SA
27,438
0.0
34,273  REN - Redes Energeticas
Nacionais SGPS SA
139,752
0.1
56,765
Sonae SGPS SA
119,124
0.0
323,694
0.1
Qatar : 0.0%
24,492
Medicare Group
43,266
0.0
Singapore : 1.2%
31,200
(2)
Aztech Global Ltd.
16,175
0.0
134,300  Banyan Tree Holdings
Ltd.
70,869
0.0
38,000
CDL Hospitality Trusts
25,877
0.0
23,400
Centurion Corp. Ltd.
27,957
0.0
29,800
(2)
CSE Global Ltd.
26,310
0.0
490,700  Geo Energy Resources
Ltd.
164,328
0.0
78,000
Hong Leong Asia Ltd.
210,523
0.0
56,100
iFAST Corp. Ltd.
465,214
0.1
314,847
IGG, Inc.
148,504
0.0
526,900
Keppel DC REIT
944,154
0.2
1,624,500
(1)
Keppel Pacific Oak US
REIT
398,505
0.1
212,400
KSH Holdings Ltd.
57,546
0.0
579,000
Marco Polo Marine Ltd.
68,273
0.0
104,125
OKP Holdings Ltd.
68,828
0.0
27,800
OUE Ltd.
25,787
0.0
114,100  Pacific Century Regional
Developments Ltd.
43,502
0.0
25,325  Samudera Shipping Line
Ltd.
22,117
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
276,500
SATS Ltd.
$ 823,733
0.2
413,200
Sheng Siong Group Ltd.
883,786
0.2
22,700
Sing Holdings Ltd.
11,357
0.0
19,950  Sing Investments &
Finance Ltd.
26,033
0.0
31,892
Tai Sin Electric Ltd.
12,503
0.0
163,200
UOL Group Ltd.
1,393,822
0.3
32,400
Valuemax Group Ltd.
29,800
0.0
37,700
Venture Corp. Ltd.
484,110
0.1
226,100
Wee Hur Holdings Ltd.
158,188
0.0
6,607,801
1.2
South Africa : 0.6%
14,111
AECI Ltd.
82,786
0.0
30,418  African Rainbow Minerals
Ltd.
445,133
0.1
15,535
Astral Foods Ltd.
264,000
0.1
540
DRDGOLD Ltd., ADR
17,183
0.0
3,651
(2)
Karooooo Ltd.
182,733
0.0
261,605  Pan African Resources
PLC
463,003
0.1
74,521
(1)(3)
Scatec ASA
890,263
0.2
105,560  Super Group Ltd./South
Africa
113,443
0.0
32,741
Tiger Brands Ltd.
680,694
0.1
3,139,238
0.6
South Korea : 6.6%
9,642
(1)
AfreecaTV Co. Ltd.
493,041
0.1
4,910
(1)
Ahnlab, Inc.
226,594
0.1
2,285
(1)
Anapass, Inc.
28,114
0.0
4,710  Asia Paper Manufacturing
Co. Ltd.
25,454
0.0
4,939
Baiksan Co. Ltd.
43,487
0.0
1,801
CJ Logistics Corp.
129,565
0.0
30,083
(1)
Classys, Inc.
1,547,527
0.3
10,119
(1)
Com2uSCorp
258,464
0.1
1,631
(1)
Cuckoo Holdings Co. Ltd.
30,764
0.0
4,310
(1)
D&C Media Co. Ltd.
36,400
0.0
20,803
(1)
Dae Hyun Co. Ltd.
23,919
0.0
6,318
(1)
Daewoong
Pharmaceutical Co. Ltd.
739,888
0.2
2,024
Daou Technology, Inc.
74,487
0.0
17,316
DB HiTek Co. Ltd.
1,263,391
0.3
11,281
(1)
Devsisters Co. Ltd.
299,937
0.1
11,558  DGB Financial Group,
Inc.
124,279
0.0
7,476
(1)
DL E&C Co. Ltd.
229,520
0.1
4,561
(4)
DMS Co. Ltd.
20,058
0.0
1,449  Dongwon Industries Co.
Ltd.
41,714
0.0
12,113
(1)
DoubleDown Interactive
Co. Ltd., ADR
102,476
0.0
6,437
DoubleUGames Co. Ltd.
238,846
0.1
2,626
DY POWER Corp.
23,891
0.0
935
E1 Corp.
57,628
0.0
8,070
E-MART, Inc.
509,371
0.1
9,252
(1)
EM-Tech Co. Ltd.
52,472
0.0
1,979
(1)
ENF Technology Co. Ltd.
80,176
0.0
6,002  Eugene Technology Co.
Ltd.
456,440
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
8,077
Eusu Holdings Co. Ltd.
$ 33,022
0.0
1,831
(1)
F&F Co. Ltd.
92,553
0.0
923
(1)
FLITTO, Inc.
10,384
0.0
1,195
(1)
Fursys, Inc.
35,076
0.0
26
(1)
Gabia, Inc.
602
0.0
3,043
(1)
Global Standard
Technology Co. Ltd.
60,987
0.0
9,983
(1)
Golfzon Newdin Holdings
Co. Ltd.
32,593
0.0
4,417
(1)
Gravity Co. Ltd., ADR
307,158
0.1
16,131
H.PIO Co. Ltd.
27,344
0.0
6,364
(1)
Han Kuk Carbon Co. Ltd.
148,963
0.0
6,611
(1)
Hanjin Heavy Industries
& Construction Holdings
Co. Ltd.
22,520
0.0
142,137
(1)
Hanwha General
Insurance Co. Ltd.
597,660
0.1
24,147
(1)
Hanwha Life Insurance
Co. Ltd.
58,382
0.0
4,150
(1)
Hanyang Securities Co.
Ltd.
58,744
0.0
1,383
(1)
HD Hyundai Energy
Solutions Co. Ltd.
50,971
0.0
13,701
(1)
HD-Hyundai Marine
Engine
839,212
0.2
10,516
(1)
Heungkuk Fire & Marine
Insurance Co. Ltd.
26,442
0.0
3,982
HL Mando Co. Ltd.
176,438
0.0
919
(1)
HS Hyosung Corp.
39,507
0.0
1,441
Huons Co. Ltd.
27,490
0.0
530
(1)
Hyosung Heavy
Industries Corp.
950,587
0.2
3,782  Hyundai Livart Furniture
Co. Ltd.
17,281
0.0
5,748
Hyundai Rotem Co. Ltd.
919,079
0.2
10,643
Hyundai Wia Corp.
635,470
0.1
2,040
(1)
IDIS Holdings Co. Ltd.
16,698
0.0
19,655
(1)
Iljin Electric Co. Ltd.
906,829
0.2
1,942
(1)
Intelligent Digital
Integrated Security Co.
Ltd.
24,064
0.0
5,183
(1)
ISC Co. Ltd.
536,338
0.1
20,979
IsuPetasys Co. Ltd.
1,694,383
0.3
5,617
(1)
Jahwa Electronics Co.
Ltd.
116,661
0.0
100,651  JB Financial Group Co.
Ltd.
1,756,136
0.3
5,213
(1)
Jin Air Co. Ltd.
24,515
0.0
7,663
(1)
Jusung Engineering Co.
Ltd.
217,935
0.1
4,796
KC Tech Co. Ltd./New
155,399
0.0
10,738
(1)
KG Chemical Corp.
44,072
0.0
4,578  KIWOOM Securities Co.
Ltd.
1,407,183
0.3
3,639
Kolon Industries, Inc.
138,267
0.0
2,516
(1)
KoMiCo Ltd.
218,887
0.1
5,472  Korea District Heating
Corp.
378,370
0.1
8,628
(1)
Korea Fuel-Tech Corp.
46,902
0.0
17,223
Korean Reinsurance Co.
140,705
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
356
KPX Chemical Co. Ltd.
$ 11,906
0.0
396
(1)(4)
KPX Electrochem Co.
Ltd.
825
0.0
5,455
(1)
KT Millie Seojae Co. Ltd.
52,576
0.0
35,244
(1)
KTCS Corp.
66,875
0.0
31,040
(1)
LEENO Industrial, Inc.
2,259,952
0.4
73
LF Corp.
973
0.0
4,839
LG Innotek Co. Ltd.
821,670
0.2
7,130
(1)
LOT Vacuum Co. Ltd.
68,015
0.0
4,280
Lotte Chemical Corp.
247,007
0.1
3,276
LOTTE Himart Co. Ltd.
16,523
0.0
1,941
LX Hausys Ltd.
39,007
0.0
4,160
LX Semicon Co. Ltd.
157,777
0.0
2,831
(1)
Maeil Dairies Co. Ltd.
69,428
0.0
13,658
(1)
Magnachip
Semiconductor Corp.
39,608
0.0
2,992
(1)
MAKUS, Inc.
49,616
0.0
11,730
Mcnex Co. Ltd.
247,473
0.1
2,740
(1)
MegaStudyEdu Co. Ltd.
88,507
0.0
8,615
(1)
Modetour Network, Inc.
67,445
0.0
4,672
(1)
mPlus Corp.
40,494
0.0
3,002
Nature Holdings Co. Ltd.
16,726
0.0
3,086
NeoPharm Co. Ltd.
40,079
0.0
1,607
(1)
Neowiz
33,969
0.0
613
(1)
NEOWIZ HOLDINGS
Corp.
12,521
0.0
4,554
(1)
NEPES Corp.
60,063
0.0
21,500
(1)(3)
Netmarble Corp.
786,477
0.2
6,342
Nexen Tire Corp.
35,415
0.0
2,214
NICE Holdings Co. Ltd.
21,414
0.0
150  Nice Information &
Telecommunication, Inc.
2,538
0.0
13,277  NICE Information Service
Co. Ltd.
159,641
0.0
6,191
(1)
NOROO Paint & Coatings
Co. Ltd.
35,608
0.0
32,724
(1)
Pan Ocean Co. Ltd.
106,603
0.0
3,140
(1)
PHA Co. Ltd.
25,704
0.0
16,805
Poongsan Corp.
1,532,295
0.3
1,507
Poongsan Holdings Corp.
43,386
0.0
19,256
(1)
PSK, Inc.
813,527
0.2
3,023
(1)
Rayence Co. Ltd.
10,627
0.0
2,617
RFHIC Corp.
86,428
0.0
87,913
(4)
S&C Engine Group Ltd.
—
—
8,006
(1)
Sam Young Electronics
Co. Ltd.
63,047
0.0
3,060
Samchully Co. Ltd.
304,608
0.1
2,982
(1)
Sammok S-Form Co. Ltd.
40,937
0.0
42,440  Samsung Engineering
Co. Ltd.
903,391
0.2
1,025
(1)
Samyang Holdings Corp.
43,214
0.0
10,711
(1)
Sanil Electric Co. Ltd.
1,086,646
0.2
121
SeAH Holdings Corp.
13,593
0.0
19,401
(1)
Sebang Co. Ltd.
195,050
0.1
1,306
(1)
Seoul City Gas Co. Ltd.
60,088
0.0
7,707
(1)
Seoul Semiconductor
Co. Ltd.
41,467
0.0
8,661
(1)
Seoyon Co. Ltd.
64,113
0.0
29,128
(1)
Silicon2 Co. Ltd.
1,069,736
0.2
1,299
SK Chemicals Co. Ltd.
60,370
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
4,164
(1)
SL Corp.
$ 160,346
0.0
4,689  Songwon Industrial Co.
Ltd.
29,512
0.0
1,330
(1)
Spigen Korea Co. Ltd.
20,882
0.0
1,953
(1)
Suprema, Inc.
59,087
0.0
69
(1)
Taekwang Industrial Co.
Ltd.
41,689
0.0
24,076
(1)
Tongyang Life Insurance
Co. Ltd.
114,921
0.0
8,741
(1)
TY Holdings Co. Ltd./
Korea
15,079
0.0
22,998
TYM Corp.
113,013
0.0
3,472
(1)
Ubiquoss, Inc.
28,943
0.0
5,491
(1)
Uju Electronics Co. Ltd.
120,117
0.0
2,342
(1)
Unid Co. Ltd.
129,517
0.0
5,262
(1)
Uniquest Corp.
23,527
0.0
2,705
(1)
Vieworks Co. Ltd.
53,072
0.0
3,416
(1)
Wins Co. Ltd.
26,034
0.0
4,222
WiSoL Co. Ltd.
17,891
0.0
19,452
(1)
WONIK IPS Co. Ltd.
1,530,272
0.3
23,108
Xexymix Corp.
84,369
0.0
8,357
Xi S&D, Inc.
24,094
0.0
4,112
(1)
Zeus Co. Ltd.
55,791
0.0
5,956
Zinus, Inc.
51,934
0.0
34,964,760
6.6
Spain : 3.4%
12,835
Almirall SA
192,132
0.0
480  Arteche Lantegi Elkartea
SA
13,200
0.0
100,177
Atalaya Mining PLC
1,403,174
0.3
394,833
Bankinter SA
6,739,813
1.3
24,895  Cia de Distribucion
Integral Logista Holdings
SA
908,091
0.2
5,414
CIE Automotive SA
184,430
0.0
1,331  Construcciones y Auxiliar
de Ferrocarriles SA
88,729
0.0
1,196
(1)
Distribuidora
Internacional de
Alimentacion SA
55,496
0.0
41,867
(2)
Indra Sistemas SA
2,706,040
0.5
594,489
Mapfre SA
2,720,235
0.5
26,773  Melia Hotels International
SA
238,870
0.0
99,030  Merlin Properties Socimi
SA
1,473,889
0.3
7,389
Naturhouse Health SAU
22,948
0.0
3,639
Pharma Mar SA
340,455
0.1
9,050
(1)
Tecnicas Reunidas SA
342,676
0.1
137,039
(3)
Unicaja Banco SA
469,619
0.1
17,899,797
3.4
Sweden : 2.2%
17,944
Acast AB
60,525
0.0
22,622
Alleima AB
197,710
0.1
3,231
(3)
Ambea AB
49,331
0.0
28,390
Arjo AB - Class B
85,107
0.0
77,866
Avanza Bank Holding AB
3,033,849
0.6
5,556
Bahnhof AB - Class B
33,308
0.0
3,895
Beijer Alma AB
115,750
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
14,518
Betsson AB - Class B
$ 170,464
0.0
9,294
BioGaia AB - Class B
114,314
0.0
2,792
Bufab AB
30,906
0.0
29,992
Byggmax Group AB
190,389
0.1
129,720
(1)
Cantargia AB
79,660
0.0
2
(1)
Careium AB
6
0.0
764
Cellavision AB
12,643
0.0
6,773
Cheffelo AB
79,991
0.0
3,712
Clas Ohlson AB - Class B
127,102
0.0
45,314
Elekta AB - Class B
291,288
0.1
3,589
(1)
Enea AB
26,955
0.0
5,189
Fagerhult Group AB
21,876
0.0
7,083
(1)
Fasadgruppen Group AB
21,304
0.0
2,964
G5 Entertainment AB
31,292
0.0
1,537
Granges AB
25,779
0.0
37,810
(1)
Hacksaw AB
240,592
0.1
5,084
Hanza AB
79,440
0.0
4,336
(3)
Hoist Finance AB
60,994
0.0
14,164  Lagercrantz Group AB -
Class B
310,342
0.1
1,914
Loomis AB
79,424
0.0
3,845
(1)
Medcap AB
212,205
0.1
28,617
Mycronic AB
658,709
0.1
47,526
NCC AB - Class B
1,216,986
0.2
9,945
(1)
Nelly Group AB
149,683
0.0
4,929
Nolato AB - Class B
32,214
0.0
15,467
Note AB
287,707
0.1
7,331
(1)(2)
Orexo AB
24,649
0.0
7,287
Paradox Interactive AB
106,221
0.0
8,531
Rusta AB
78,432
0.0
38,499
Rvrc Holding AB
295,798
0.1
8,136
Scandi Standard AB
98,675
0.0
12,703
(3)
Scandic Hotels Group AB
126,938
0.0
22,723  Stenhus Fastigheter I
Norden AB
28,775
0.0
59,339
(1)
Stillfront Group AB
36,711
0.0
633,155  Storskogen Group AB -
Class B
768,713
0.2
66,679
(1)
Storytel AB
633,239
0.1
4,056
Svedbergs Group AB
30,144
0.0
10,275
Synsam AB
75,569
0.0
7,521
Systemair AB
73,207
0.0
18,194
Truecaller AB - Class B
31,505
0.0
576
VBG Group AB - Class B
24,891
0.0
88,396
Wihlborgs Fastigheter AB
913,314
0.2
11,474,626
2.2
Switzerland : 6.4%
10,434
(1)
AC Immune SA
33,284
0.0
38,185
Accelleron Industries AG
3,657,629
0.7
34,796
(1)
Adecco Group AG
1,022,529
0.2
2,831
Allreal Holding AG
828,104
0.2
141
APG SGA SA
38,485
0.0
967
Autoneum Holding AG
158,161
0.0
2,155
(1)
Basilea Pharmaceutica
AG, Reg
150,937
0.0
348
Berner Kantonalbank AG
145,224
0.0
2,177
(1)
Burkhalter Holding AG
395,641
0.1
2,756
Cembra Money Bank AG
352,305
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
258  Cie Financiere Tradition
SA - Class BR
$ 98,287
0.0
9,618
DKSH Holding AG
705,693
0.1
3,120
dormakaba Holding AG
234,633
0.1
657
(1)
Dottikon Es Holding AG
316,564
0.1
62,301
Dufry AG, Reg
3,814,161
0.7
33,563
EFG International AG
857,702
0.2
16,086
(3)
Galenica AG
2,010,711
0.4
160  Hiag Immobilien Holding
AG
25,747
0.0
663
Huber + Suhner AG, Reg
134,095
0.0
6,232
(1)
Implenia AG
596,827
0.1
1,036
Inficon Holding AG
163,948
0.0
412
Intershop Holding AG
89,283
0.0
35,722
Julius Baer Group Ltd.
2,983,871
0.6
221
Jungfraubahn Holding AG
87,089
0.0
2,017
Kardex Holding AG
709,052
0.1
236,819
(1)
Kongsberg Automotive
ASA
53,116
0.0
2,418  Luzerner Kantonalbank
AG
308,044
0.1
2,830
(3)
Medacta Group SA
605,536
0.1
532
(1)(2)(3)
Medartis Holding AG
62,167
0.0
737
Mikron Holding AG, Reg
16,466
0.0
23,085
(1)
On Holding AG - Class A
1,044,596
0.2
9,770  PSP Swiss Property AG,
Reg
1,961,026
0.4
819
R&S Group Holding AG
17,088
0.0
322
(1)(3)
Sensirion Holding AG
24,056
0.0
36,101
(1)
Sportradar Group AG -
Class A
653,789
0.1
8,413
Sulzer AG, Reg
1,812,726
0.3
7,252  Swissquote Group
Holding SA, Reg
4,128,610
0.8
3,459
Tecan Group AG, Reg
609,425
0.1
24,941
Temenos AG
2,204,134
0.4
293
(1)
Vaudoise Assurances
Holding SA
279,072
0.1
1,398
Ypsomed Holding AG
553,280
0.1
6  Zug Estates Holding AG
- Class B
18,084
0.0
33,961,177
6.4
Taiwan : 0.9%
45,000  Arcadyan Technology
Corp.
255,559
0.1
4,000
ASROCK, Inc.
27,191
0.0
20,000
Cenra, Inc.
21,553
0.0
22,950
CviLux Corp.
62,333
0.0
108,000
Darwin Precisions Corp.
43,757
0.0
38,000
Ennoconn Corp.
339,771
0.1
71,000  Everlight Electronics Co.
Ltd.
125,052
0.0
19,000  Fitipower Integrated
Technology, Inc.
88,193
0.0
70,000  FocalTech Systems Co.
Ltd.
118,469
0.0
25,000
FY Group Ltd.
35,953
0.0
61,661
(1)
General Interface
Solution Holding Ltd.
75,858
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
27,000  Genius Electronic Optical
Co. Ltd.
$ 386,384
0.1
15,000  Global Lighting
Technologies, Inc.
18,931
0.0
26,000  Global Mixed Mode
Technology, Inc.
199,195
0.0
28,343  Himax Technologies, Inc.,
ADR
230,429
0.0
25,000
(1)
Holtek Semiconductor,
Inc.
37,004
0.0
18,000
ITE Technology, Inc.
68,312
0.0
97,000  Kinsus Interconnect
Technology Corp.
770,435
0.2
14,000
Lida Holdings Ltd.
10,485
0.0
11,000  Lumax International Corp.
Ltd.
41,574
0.0
62,000
Pixart Imaging, Inc.
391,164
0.1
77,000
Primax Electronics Ltd.
192,059
0.0
7,000  Raydium Semiconductor
Corp.
51,339
0.0
19,000  Rich Honour International
Designs Co. Ltd.
26,773
0.0
125,000
(1)
Sunplus Technology Co.
Ltd.
86,950
0.0
16,000
Sunrex Technology Corp.
19,091
0.0
15,000  Taiwan Semiconductor
Co. Ltd.
30,154
0.0
79,000  Taiwan Surface Mounting
Technology Corp.
230,451
0.1
7,000
Tofu Restaurant Co. Ltd.
45,948
0.0
7,000
Topview Optronics Corp.
15,326
0.0
36,000
Ubright Optronics Corp.
64,002
0.0
120,000  Win Semiconductors
Corp.
887,337
0.2
4,997,032
0.9
Thailand : 0.4%
206,600  Advanced Information
Technology PCL
32,699
0.0
352,800
Amata Corp. PCL
175,280
0.1
162,700  Bangkok Life Assurance
PCL
110,114
0.0
4,219,500
IRPC PCL
155,698
0.0
234,400
MC Group PCL
86,291
0.0
49,800
Mega Lifesciences PCL
57,072
0.0
184,700  Ratchaphruek Hospital
PCL
28,763
0.0
132,800  Regional Container Lines
PCL
116,065
0.0
69,600  Somboon Advance
Technology PCL
32,722
0.0
3,919,400  Star Petroleum Refining
PCL
843,448
0.2
13,700
Thai Stanley Electric PCL
82,930
0.0
52,020
(1)
Valeura Energy, Inc.
385,857
0.1
33,100
Zen Corp. Group PCL
6,207
0.0
2,113,146
0.4
Turkey : 0.1%
18,207
(1)
Eldorado Gold Corp.
781,150
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates : 0.2%
240,373  Alef Education Holding
PLC
$ 67,416
0.0
25,524  Commercial Bank of
Dubai PSC
67,763
0.0
348,006
(1)
RAK Properties PJSC
123,188
0.0
40,675  Ras Al Khaimah
Ceramics
28,140
0.0
450,728
Sharjah Islamic Bank
438,148
0.1
58,169
(1)
Yalla Group Ltd., ADR
410,091
0.1
1,134,746
0.2
United Kingdom : 9.0%
3,480
4imprint Group PLC
194,972
0.0
3,289
AG Barr PLC
28,700
0.0
21,529
(3)
Alfa Financial Software
Holdings PLC
63,565
0.0
4,660  Anglo-Eastern Plantations
PLC
93,884
0.0
11,374
(1)
Applied Nutrition PLC
36,204
0.0
6,541
Avon Technologies PLC
156,989
0.0
103,014  Babcock International
Group PLC
2,031,061
0.4
165,084
Balfour Beatty PLC
1,616,548
0.3
135,115  Barratt Developments
PLC
719,449
0.1
126,447
Beazley PLC
1,964,415
0.4
30,052
(1)
Bicycle Therapeutics
PLC, ADR
192,934
0.0
176,233
British Land Co. PLC
1,005,217
0.2
23,327
Central Asia Metals PLC
71,341
0.0
29,137
(3)
CMC Markets PLC
130,174
0.0
28,476
Computacenter PLC
1,303,280
0.3
310,195
(3)
ConvaTec Group PLC
978,450
0.2
76,177
Costain Group PLC
184,498
0.0
15,249
Cranswick PLC
1,097,546
0.2
913,302
Currys PLC
1,830,301
0.4
57,070
dotdigital group PLC
57,862
0.0
111,730
Drax Group PLC
1,377,495
0.3
2,500
(1)
Eagle Eye Solutions
Group PLC
13,068
0.0
84,048
easyJet PLC
549,922
0.1
63,688
(1)
Endava PLC, ADR
402,508
0.1
250,298
EnQuest PLC
42,423
0.0
89,865
Entain PLC
745,538
0.1
9,755  FDM Group Holdings
PLC
21,517
0.0
28,901  Foresight Group Holdings
Ltd.
167,520
0.0
17,862
(3)
Forterra PLC
43,333
0.0
74,717
Foxtons Group PLC
54,816
0.0
721  Fuller Smith & Turner
PLC - Class A
6,646
0.0
4,249  Games Workshop Group
PLC
991,238
0.2
85,471
(1)
Gem Diamonds Ltd.
3,479
0.0
20,929
Genus PLC
907,124
0.2
6,026  Global Ship Lease, Inc. -
Class A
226,216
0.1
346,019
Harbour Energy PLC
1,108,270
0.2
992
Hargreaves Services PLC
10,180
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
2,224
Helical PLC
$ 5,868
0.0
43,361  Hikma Pharmaceuticals
PLC
909,553
0.2
20,947
Hunting PLC
127,442
0.0
27,791
IMI PLC
1,049,448
0.2
11,064
(1)
Immunocore Holdings
PLC, ADR
360,133
0.1
36,180  Impax Asset Management
Group PLC
80,987
0.0
92,750
Inchcape PLC
1,036,253
0.2
15,809
IntegraFin Holdings PLC
76,105
0.0
32,856  Intermediate Capital
Group PLC
817,565
0.2
45,082  International Personal
Finance PLC
145,241
0.0
114,749
Investec PLC - GBP
954,658
0.2
425,333
Investec PLC - ZAR
3,497,453
0.7
97,267
JET2 PLC
1,648,903
0.3
18,277
Johnson Matthey PLC
591,037
0.1
17,540  Jupiter Fund
Management PLC
45,088
0.0
19,639
Kainos Group PLC
241,793
0.1
350,251
Kingfisher PLC
1,614,087
0.3
24,100  Liontrust Asset
Management PLC
78,073
0.0
416,722  LondonMetric Property
PLC
1,143,935
0.2
15,400
Man Group PLC/Jersey
55,585
0.0
29,177
Marex Group PLC
1,151,908
0.2
183,230
(1)
Marston's PLC
151,436
0.0
8,059
McBride PLC
17,688
0.0
31,691
Mears Group PLC
159,364
0.0
488,529
Mitie Group PLC
1,120,366
0.2
11,320  Moneysupermarket.com
Group PLC
28,897
0.0
5,425  Morgan Sindall Group
PLC
365,967
0.1
45,557  Next Fifteen
Communications Group
PLC
219,581
0.1
14,527
Ninety One PLC
50,573
0.0
13,294
Norcros PLC
64,759
0.0
125,336
OSB Group PLC
1,047,586
0.2
77,708  Paragon Banking Group
PLC
944,222
0.2
14,166  Paratus Energy Services
Ltd.
68,830
0.0
33,896  Polar Capital Holdings
PLC
273,594
0.1
38,508
Severfield PLC
14,370
0.0
61,518
Softcat PLC
1,204,770
0.2
214,184
Speedy Hire PLC
75,028
0.0
79,673
St James's Place PLC
1,663,991
0.3
4,578  Tatton Asset Management
PLC
42,597
0.0
43,954
TP ICAP Group PLC
153,329
0.0
226,298
(1)(3)
Trainline PLC
634,206
0.1
418,659
Tritax Big Box REIT PLC
950,323
0.2
23,768
(1)(3)
Trustpilot Group PLC
59,907
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
113,576
(1)(3)
Watches of Switzerland
Group PLC
$ 808,958
0.2
19,873
Weir Group PLC
877,762
0.2
43,682
Wickes Group PLC
136,280
0.0
67,284  XPS Pensions Group
PLC
318,554
0.1
47,512,736
9.0
United States : 2.6%
19,620
BRP, Inc.
1,480,812
0.3
31,591
Buzzi Unicem SpA
1,798,216
0.3
19,643
(1)
Carnival PLC, ADR
585,165
0.1
67,429
(1)
Constellium SE
1,515,129
0.3
15,685
(1)
Fiverr International Ltd.
262,724
0.0
41,438
(1)
IMAX Corp.
1,446,600
0.3
47,475
(1)
Indivior Pharmaceuticals,
Inc.
1,679,665
0.3
71,662
(1)
Kiniksa Pharmaceuticals
International PLC
3,147,395
0.6
24,992
Navigator Holdings Ltd.
463,102
0.1
20,244
QIAGEN NV
1,073,325
0.2
107,591
(1)
Riskified Ltd. - Class A
458,338
0.1
13,910,471
2.6
Total Common Stock
(Cost $395,366,913)
513,837,036
96.9
EXCHANGE-TRADED FUNDS : 0.4%
9,127  iShares MSCI EAFE
Small-Cap ETF
746,315
0.2
18,535  Vanguard FTSE
Developed Markets ETF
1,227,017
0.2
1,973,332
0.4
Total Exchange-Traded
Funds
(Cost $1,996,714)
1,973,332
0.4
PREFERRED STOCK : 0.2%
Germany : 0.2%
555
(1)
Einhell Germany AG
57,845
0.0
12,522
Fuchs Petrolub SE
541,289
0.1
8,090
Jungheinrich AG
348,152
0.1
198
KSB SE & Co. KGaA
251,864
0.0
182
STO SE & Co. KGaA
25,514
0.0
1,224,664
0.2
Total Preferred Stock
(Cost $1,077,887)
1,224,664
0.2
RIGHT : 0.0%
Australia : —%
25,646
29Metals Ltd.
—
—

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
RIGHT: (continued)
Taiwan : 0.0%
11,145  Kinsus Interconnect
Technology Corp.
$ 38,050
0.0
Total Right
(Cost $–)
38,050
0.0
Total Long-Term
Investments
(Cost $398,441,514)
517,073,082
97.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Repurchase Agreements : 0.8%
1,095,733
(5)
Bank of Montreal,
Repurchase Agreement
dated 01/30/2026,
3.670%, due 02/02/2026
(Repurchase Amount
$1,096,064, collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
8.000%, Market Value
plus accrued interest
$1,117,648, due
09/20/50-11/20/65)
1,095,733
0.2
1,165,674
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 01/30/2026,
3.710%, due 02/02/2026
(Repurchase Amount
$1,166,029, collateralized
by various U.S.
Government Securities,
0.000%-4.500%, Market
Value plus accrued
interest $1,189,355, due
02/15/26-11/15/55)
1,165,674
0.2
294,114
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
01/30/2026, 3.670%,
due 02/02/2026
(Repurchase Amount
$294,203, collateralized
by various U.S.
Government Securities,
3.875%-4.500%, Market
Value plus accrued
interest $299,996, due
12/31/31-05/15/43)
294,114
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,107,303
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 01/30/2026,
3.770%, due 02/02/2026
(Repurchase Amount
$1,107,646, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,126,670, due
04/15/28-02/15/55)
$ 1,107,303
0.2
354,593
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
01/30/2026, 3.670%, due
02/02/2026 (Repurchase
Amount $354,700,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-8.000%, Market
Value plus accrued
interest $361,685, due
02/20/52-01/20/56)
354,593
0.1
Total Repurchase
Agreements
(Cost $4,017,417)
4,017,417
0.8
Time Deposits : 0.2%
100,000
(5)
Canadian Imperial Bank
of Commerce,
3.630
%,
02/02/2026 100,000
0.0
110,000
(5)
Credit Agricole Corporate
and Investment Bank,
3.600
%,
02/02/2026 110,000
0.0
100,000
(5)
HSBC Bank PLC,
3.700
%,
02/02/2026 100,000
0.0
110,000
(5)
Landesbank Hessen
Thueringen Girozentrale,
3.640
%,
02/02/2026 110,000
0.0
110,000
(5)
Mizuho Bank Ltd.,
3.640
%,
02/02/2026 110,000
0.0
110,000
(5)
Royal Bank of Canada,
3.670
%,
02/02/2026 110,000
0.1
110,000
(5)
Societe Generale S.A.,
3.630
%,
02/02/2026 110,000
0.0
110,000
(5)
Toronto-Dominion Bank,
3.640
%,
02/02/2026 110,000
0.1
Total Time Deposits
(Cost $860,000)
860,000
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
2,870,779
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.570%
(Cost $2,870,779) $ 2,870,779 0.5
Total Short-Term
Investments
(Cost $7,748,196)
$ 7,748,196
1.5
Total Investments in
Securities
(Cost $406,189,710) $ 524,821,278 99.0
Assets in Excess of
Other Liabilities 5,115,042 1.0
Net Assets $ 529,936,320 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 21.5%
Financials 13.5
Materials 13.1
Information Technology 11.2
Consumer Discretionary 11.1
Health Care 7.4
Real Estate 5.5
Energy 4.5
Communication Services 4.2
Consumer Staples 2.8
Utilities 2.3
Exchange-Traded Funds 0.4
Rights 0.0
Short-Term Investments 1.5
Assets in Excess of Other Liabilities 1.0
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 5,448,624 $ 26,879,648 $ 2,594 $ 32,330,866
Austria 864,648 799,893 — 1,664,541
Belgium 754,346 2,405,010 — 3,159,356
Brazil 422,771 39,380 — 462,151
Canada 50,977,238 — — 50,977,238
China 2,352,901 4,892,220 — 7,245,121
Denmark 13,643 11,038,318 — 11,051,961
Finland 53,394 6,287,822 — 6,341,216
France 453,674 29,297,789 — 29,751,463
Germany 44,030 30,076,353 — 30,120,383
Greece 697,855 39,688 — 737,543
Guatemala 1,634,139 — — 1,634,139
Guernsey 533,180 — — 533,180
Hong Kong 269,504 401,352 — 670,856
India — 329,933 — 329,933
Indonesia 97,569 242,295 — 339,864
Ireland 258,216 1,254,329 — 1,512,545
Israel 3,283,685 724,123 45,055 4,052,863
Italy 336,729 19,378,106 — 19,714,835
Ivory Coast 3,562,191 — — 3,562,191
Japan 2,277,004 107,086,435 — 109,363,439
Liechtenstein 252,769 — — 252,769
Luxembourg — 1,115,596 — 1,115,596
Malaysia 128,828 454,709 — 583,537
Malta — 42,502 — 42,502
Mexico 70,379 — — 70,379
Monaco 43,208 — — 43,208
Netherlands — 12,019,613 — 12,019,613
New Zealand 63,053 232,820 — 295,873
Nigeria 62,530 — — 62,530
Norway 261,344 2,775,096 — 3,036,440
Peru 50,678 — — 50,678
Philippines 134,187 40,323 — 174,510
Poland 167,555 1,502,522 — 1,670,077
Portugal 177,132 146,562 — 323,694
Qatar 43,266 — — 43,266
Singapore 193,395 6,414,406 — 6,607,801
South Africa 313,359 2,825,879 — 3,139,238
South Korea 766,870 34,177,007 20,883 34,964,760
Spain 36,148 17,863,649 — 17,899,797
Sweden 631,833 10,842,793 — 11,474,626
Switzerland 1,867,101 32,094,076 — 33,961,177
Taiwan 245,755 4,751,277 — 4,997,032
Thailand 569,591 1,543,555 — 2,113,146
Turkey 781,150 — — 781,150
United Arab Emirates 1,106,606 28,140 — 1,134,746
United Kingdom 14,143,003 33,369,733 — 47,512,736
United States 11,038,930 2,871,541 — 13,910,471
Total Common Stock 107,484,011 406,284,493 68,532 513,837,036
Exchange-Traded Funds 1,973,332 — — 1,973,332
Preferred Stock — 1,224,664 — 1,224,664
Right — 38,050 — 38,050

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2026
Short-Term Investments $ 2,870,779 $ 4,877,417 $ — $ 7,748,196
Total Investments, at fair value $ 112,328,122 $ 412,424,624 $ 68,532 $ 524,821,278
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 130,905,388
Gross Unrealized Depreciation (12,273,820)
Net Unrealized Appreciation $ 118,631,568